Consolidated Statements of Changes in Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands		Total		Ordinary Shares	Additional Paid-in Capital	Treasury Stock	Accumulated Other Comprehensive (Loss) Income [1]	Retained Earnings	Total Amdocs Limited Shareholders' Equity	Non-controlling Interests
Balance at Sep. 30, 2022				$ 4,548	$ 4,105,900	$ (6,731,789)	$ (72,476)	$ 6,211,586	$ 3,517,769
Balance at Sep. 30, 2022		$ 3,560,278								$ 42,509	[2]
Balance, Shares at Sep. 30, 2022				120,842
Comprehensive income:
Net income		542,962						540,709	540,709
Net income attributable to noncontrolling interests		2,253								2,253	[2]
Other comprehensive income		19,204					19,204		19,204
Comprehensive income		2,253								2,253	[2]
Comprehensive income		562,166
Comprehensive income		559,913							559,913
Employee stock options exercised		48,667		$ 9	48,658				48,667
Employee stock options exercised, Shares				800
Repurchase of shares		(489,524)				(489,524)			(489,524)
Repurchase of shares, Shares				(5,424)
Cash dividends declared		(202,778)						(202,778)	(202,778)
Issuance of restricted stock, net of forfeitures		14		$ 14					14
Issuance of restricted stock, net of forfeitures, Shares				1,130
Equity-based compensation expense related to employees		89,698			89,698				89,698
Distribution to noncontrolling interests	[2]	(1,589)								(1,589)
Balance at Sep. 30, 2023				$ 4,571	4,244,256	(7,221,313)	(53,272)	6,549,517	3,523,759
Balance at Sep. 30, 2023		3,566,932								43,173	[2]
Balance, Shares at Sep. 30, 2023				117,348
Comprehensive income:
Net income		496,321						493,197	493,197
Net income attributable to noncontrolling interests		3,124								3,124	[2]
Other comprehensive income		48,862					48,862		48,862
Comprehensive income		3,124								3,124	[2]
Comprehensive income		545,183
Comprehensive income		542,059							542,059
Employee stock options exercised		26,934		$ 6	26,928				26,934
Employee stock options exercised, Shares				434
Repurchase of shares		(563,121)				(563,121)			(563,121)
Repurchase of shares, Shares				(6,612)
Cash dividends declared		(214,995)						(214,995)	(214,995)
Issuance of restricted stock, net of forfeitures		15		$ 15					15
Issuance of restricted stock, net of forfeitures, Shares				1,173
Employee share purchase plan		37,785		$ 6	37,779				37,785
Employee share purchase plan, Share				548
Equity-based compensation expense related to employees		104,540			104,540				104,540
Distribution to noncontrolling interests	[2]	(4,096)								(4,096)
Balance at Sep. 30, 2024		3,456,976		$ 4,598	4,413,503	(7,784,434)	(4,410)	6,827,719	3,456,976
Balance at Sep. 30, 2024		3,499,177								42,201	[2]
Ending Balance at Sep. 30, 2024		$ 42,201
Balance, Shares at Sep. 30, 2024		112,891		112,891
Comprehensive income:
Net income		$ 567,769	[3]					564,704	564,704
Net income attributable to noncontrolling interests		3,065	[3]							3,065	[2]
Other comprehensive income		27,045					27,045		27,045
Comprehensive income		3,065								3,065	[2]
Comprehensive income		594,814
Comprehensive income		591,749							591,749
Employee stock options exercised		$ 21,281		$ 5	21,276				21,281
Employee stock options exercised, Shares		340		339
Repurchase of shares		$ (551,340)				(551,340)			(551,340)
Repurchase of shares, Shares		(6,309)		(6,309)
Cash dividends declared		$ (227,469)						(227,469)	(227,469)
Issuance of restricted stock, net of forfeitures		13		$ 13					13
Issuance of restricted stock, net of forfeitures, Shares				1,048
Employee share purchase plan		33,379		$ 6	33,373				33,379
Employee share purchase plan, Share				479
Equity-based compensation expense related to employees		104,864			104,864				104,864
Distribution to noncontrolling interests	[2]	(4,039)								(4,039)
Balance at Sep. 30, 2025		3,429,453		$ 4,622	$ 4,573,016	$ (8,335,774)	$ 22,635	$ 7,164,954	$ 3,429,453
Balance at Sep. 30, 2025		3,470,680								$ 41,227	[2]
Ending Balance at Sep. 30, 2025		$ 41,227
Balance, Shares at Sep. 30, 2025		108,448		108,448

[1]	As of September 30, 2025, 2024 and 2023, accumulated other comprehensive income (loss) is comprised of unrealized gain (loss) on derivatives, net of tax, of $24,262, $3,037 and $(34,677), unrealized loss on short-term interest-bearing investments, net of tax, of $0, $(5,238) and $(16,203) and unrealized loss on defined benefit plan, net of tax, of $(1,627), $(2,209) and $(2,392).
[2]	In fiscal year 2022, all of the Company’s net income is attributable to Amdocs Limited as the net income attributable to the noncontrolling interests is negligible. Starting fiscal year 2023, the Company distributes earnings to the noncontrolling interests, for further details please refer to Note 2.
[3]	or further details see Note 22 "Segment Information and Revenue from Significant Customers".